Stockholders' Equity - Schedule of Outstanding Stock Warrants (Details) - Warrant [Member]	6 Months Ended
Nov. 30, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares stock warrants outstanding, Beginning balance	6,424,000
Number of shares stock warrants, Granted
Number of shares stock warrants outstanding, Ending balance	6,424,000
Warrants exercisable, Ending	6,424,000
Average exercise price stock warrants, Beginning balance | $ / shares	$ 10.38
Average exercise price stock warrants, Ending balance | $ / shares	$ 10.38
Stock warrants granted shares, Expiration Date	May 2024